Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 19,307	$ 8,029	$ 37,363	$ 15,551
Interest expense		11,879	1,652	22,202	2,872
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		81	54	133	98
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		16,634	7,046	32,161	13,748
Interest expense		9,613	1,381	18,283	2,236
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		795	177	1,516	288
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		17,429	7,223	33,677	14,036
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		1,797	752	3,553	1,417
Interest expense		$ 2,266	$ 271	$ 3,919	$ 636

[1]	Includes $17,429 million and $33,677 million, for the three and six months ended April 30, 2023, respectively (three and six months ended April 30, 2022 – $7,223 million and $14,036 million, respectively) which have been calculated based on the effective interest rate method (EIRM).